Fair Value Measurements - Summary of Financial Assets Measured at Fair Value on Recurring Basis (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Public Warrants [Member] | Level 1 [Member]
Liabilities
Warrant liability	$ 1,955,000	$ 1,495,000
Public Warrants [Member] | Level 2 [Member]
Liabilities
Warrant liability
Public Warrants [Member] | Level 3 [Member]
Liabilities
Warrant liability
Private Placement Warrants [Member] | Level 1 [Member]
Liabilities
Warrant liability
Private Placement Warrants [Member] | Level 2 [Member]
Liabilities
Warrant liability	922,250
Private Placement Warrants [Member] | Level 3 [Member]
Liabilities
Warrant liability		$ 705,250